Statements of Stockholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings from Discontinued Operations	Accumulated Deficit	Total
Beginning Balance, Value at Jul. 31, 2012	$ 94,760	$ 38,042	$ 6,944	$ (143,796)	$ (4,050)
Beginning Balace, Shares at Jul. 31, 2012	94,760,415
us-gaap:StockIssuedDuringPeriodSharesNewIssues	5,290,000
us-gaap:StockIssuedDuringPeriodValueNewIssues	5,290	638,210			643,500
Common stock for services, Shares	5,000,000
Common stock for services, Value	5,000	688,750			693,750
Net Loss				(1,421,043)	(1,301,043)
End Balance, Value at Apr. 30, 2013	$ 105,050	$ 1,365,002	$ 6,944	$ (1,564,839)	$ 32,157
End Balance, Shares at Apr. 30, 2013	105,050,415